Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%
Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$1,015	$1,232,474

New Jersey — 119.1%

Corporate — 1.5%
New Jersey Economic Development Authority, RB(a)
Series A, (NPFGC), 5.25%, 07/01/25	535	638,426
Series A, (NPFGC), 5.25%, 07/01/26	1,415	1,744,596
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	2,230	2,341,165
3.50%, 04/01/42	1,675	1,740,878
Series A, AMT, 2.20%, 10/01/39(b)	850	900,065

		7,365,130

County/City/Special District/School District — 9.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	11,130	11,917,559
5.25%, 11/01/44	3,755	3,995,846
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/39	3,340	3,888,628
County of Essex New Jersey, GO, Series B, (SCH BD RES FD), 3.00%, 09/01/46	1,700	1,755,233
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	575	633,506
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	326,118
(GTD, NPFGC), 5.50%, 10/01/28	4,840	6,484,777
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	1,470	1,694,322
(SCH BD RES FD), 4.00%, 07/15/39	1,330	1,528,383
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	2,800	3,268,972
Hudson County Improvement Authority, RB, CAB, Series A-1, (NPFGC GTD), 0.00%, 12/15/32(c)	1,000	795,710
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(d)	3,065	3,376,312
Series KK, 5.00%, 09/01/22(d)	325	345,833
Series QQQ, 4.00%, 06/15/50	1,290	1,460,860
Township of Irvington New Jersey, Refunding GO, Series A, (AGM, SAW), 5.00%, 07/15/33	1,175	1,326,551
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	650	667,979

		43,466,589

Education — 16.4%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,300	1,394,835
Gloucester County Improvement Authority, RB 5.00%, 07/01/44	1,985	2,286,105
(BAM), 4.00%, 07/01/46	465	541,148
(BAM), 4.00%, 07/01/51	645	746,575
Series A, 5.00%, 07/01/31	1,950	2,283,703
Series A, 5.00%, 07/01/32	1,775	2,077,016
Series A, 5.00%, 07/01/33	2,250	2,630,655
Series A, 5.00%, 07/01/34	1,200	1,401,828
New Jersey Economic Development Authority, RB Series A, 5.00%, 01/01/35	2,000	2,102,060

Security	Par (000)	Value

Education (continued)
New Jersey Economic Development Authority, RB (continued)
Series A, 5.00%, 07/01/38	$190	$219,161
Series A, 5.00%, 07/01/47	795	833,542
Series A, 5.00%, 01/01/48	2,000	2,074,620
Series A, 5.00%, 07/01/50	495	554,628
Series A, 5.25%, 11/01/54(e)	2,235	2,275,029
Series WW, 5.25%, 06/15/25(d)	460	551,365
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	3,990	4,735,691
(AGM), 5.00%, 06/01/42	810	953,937
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	1,345	1,632,131
Series C, (AGM), 3.25%, 07/01/49	585	621,609
Series C, (AGM), 4.00%, 07/01/50	495	559,355
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/28	1,135	1,343,159
Series A, 5.00%, 07/01/39	15,555	17,550,240
Series A, 5.00%, 07/01/44	3,540	3,980,341
Series A, 4.00%, 07/01/47	1,145	1,242,417
Series D, 5.00%, 07/01/38	500	531,095
Series D, 5.00%, 07/01/43	600	630,390
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 4.00%, 12/01/28	470	489,392
Series 1A, AMT, 4.50%, 12/01/28	1,125	1,180,159
Series 1A, AMT, 4.00%, 12/01/29	310	322,725
Series 1A, AMT, 4.50%, 12/01/29	1,410	1,478,822
Series 1A, AMT, 4.63%, 12/01/30	1,385	1,454,984
Series 1A, AMT, 4.00%, 12/01/31	505	525,498
Series 1A, AMT, 4.13%, 12/01/35	305	317,151
Series 1A-1, AMT, 4.00%, 12/01/29	2,645	2,813,804
Series 1A-1, AMT, 4.25%, 12/01/32	950	1,013,574
Series 1A-1, AMT, 4.50%, 12/01/36	835	889,442
Sub-Series C, AMT, 4.00%, 12/01/48	1,760	1,867,043
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/26	640	654,650
Series 1, AMT, 5.38%, 12/01/24	530	541,792
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/45	7,500	8,646,150
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(d)	1,565	1,715,412

		79,663,233

Health — 12.2%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/33	2,000	2,211,920
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	490	491,715
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	675	783,567
5.00%, 01/01/39	675	776,318
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,270	2,730,197
4.00%, 07/01/44	2,175	2,525,197

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued)
Series A, 5.50%, 07/01/43	$7,105	$7,839,373
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.50%, 07/01/21(d)	4,055	4,089,467
6.00%, 07/01/21(d)	4,180	4,218,832
5.00%, 07/01/25	1,000	1,053,870
5.00%, 07/01/26	3,720	3,920,210
5.00%, 07/01/28	3,000	3,364,500
5.00%, 07/01/29	715	801,329
5.00%, 07/01/34	1,330	1,610,298
5.00%, 07/01/39	1,825	2,176,513
4.00%, 07/01/41	1,600	1,799,632
Series A, 5.00%, 07/01/21(d)	3,640	3,668,101
Series A, 5.63%, 07/01/21(d)	9,310	9,391,090
Series A, 4.00%, 07/01/43	1,865	2,081,377
Series A, 5.00%, 07/01/43	3,080	3,687,438

		59,220,944

Housing — 6.1%
New Jersey Housing & Mortgage Finance Agency Refunding RB
Series A, (FHLMC), 2.45%, 11/01/45	475	459,615
Series A, (FHLMC), 2.55%, 11/01/50	430	416,429
Series A, (FHLMC), 2.63%, 11/01/56	430	419,074
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	2,260	2,265,515
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,760,915
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series B, 4.50%, 10/01/21(d)	4,855	4,941,516
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series 2, AMT, 4.60%, 11/01/38	3,120	3,244,613
Series 2, AMT, 4.75%, 11/01/46	3,795	3,912,379
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48	370	399,896
Series A, 4.10%, 11/01/53	220	237,219
Series D, AMT, 4.25%, 11/01/37	490	529,906
Series D, AMT, 4.35%, 11/01/42	1,000	1,073,700
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	3,575	3,897,644
Series E, 2.25%, 10/01/40	1,615	1,628,582
Series E, 2.40%, 10/01/45	1,245	1,256,043

		29,443,046

State — 45.6%
Garden State Preservation Trust, RB, CAB(c)
Series B, (AGM), 0.00%, 11/01/23	15,725	15,539,445
Series B, (AGM), 0.00%, 11/01/25	10,000	9,576,500
Garden State Preservation Trust, Refunding RB, Series C, (AGM), 5.25%, 11/01/21	7,705	7,894,235
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	2,930	3,272,693
Series A, (NPFGC), 5.25%, 07/01/24	1,785	2,029,920
Series A, (NPFGC), 5.25%, 07/01/25	4,465	5,218,826
Series A, (NPFGC), 5.25%, 07/01/26	6,085	7,294,637
Series B, 5.00%, 06/15/43	1,235	1,484,001

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, RB (continued)
Series EEE, 5.00%, 06/15/43	$5,395	$6,491,696
Series WW, 5.25%, 06/15/33	380	446,401
Series WW, 5.00%, 06/15/34	5,500	6,398,260
Series WW, 5.00%, 06/15/36	3,115	3,615,674
Series WW, 5.25%, 06/15/40	7,915	9,081,434
New Jersey Economic Development Authority, RB, CAB, Series A, (NPFGC), 0.00%, 07/01/21(c)	2,325	2,323,442
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/24	5,000	5,230,550
5.00%, 06/15/26	1,250	1,307,200
5.00%, 06/15/28	2,430	2,519,983
5.00%, 06/15/29	3,195	3,338,487
4.00%, 07/01/46	2,770	3,130,931
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,269,700
Series NN, 5.00%, 03/01/29	5,000	5,415,800
Sub-Series A, 4.00%, 07/01/32	5,000	5,553,950
Sub-Series A, 5.00%, 07/01/33	3,875	4,534,951
Sub-Series A, 4.00%, 07/01/34	7,300	8,064,529
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	10,778,470
Series A, 5.00%, 09/01/33	5,370	6,110,845
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/22(a)	4,200	4,383,708
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,401,632
Series A, 5.00%, 06/15/42	5,000	5,233,050
Series AA, 5.00%, 06/15/33	3,000	3,151,830
Series AA, 5.25%, 06/15/33	5,690	6,246,710
Series AA, 5.25%, 06/15/34	1,305	1,531,261
Series AA, 5.00%, 06/15/38	2,340	2,611,744
Series AA, 4.00%, 06/15/50	5,000	5,641,400
Series B, 5.00%, 06/15/33	1,340	1,644,930
Series B, 5.25%, 06/15/36	5,160	5,188,535
Series BB, 4.00%, 06/15/50	3,325	3,671,598
Series D, 5.00%, 06/15/32	3,300	3,792,723
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	6,000	4,203,960
Series C, (AGM), 0.00%, 12/15/32	8,800	7,152,112
Series C, (AMBAC), 0.00%, 12/15/35	4,160	2,978,310
Series C, (AMBAC), 0.00%, 12/15/36	7,210	5,014,195
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	165	188,892
Series A, 5.00%, 12/15/32	4,285	5,268,279
Series A, 5.00%, 12/15/35	1,095	1,338,528
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/42	3,000	3,458,850
Series B, AMT, 5.00%, 01/01/48	1,500	1,713,780
State of New Jersey, GO, Series A, 4.00%, 06/01/32	5,570	7,006,781

		220,745,368

Tobacco — 5.4%
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/46	3,000	3,542,100

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 06/01/46	$1,960	$2,356,626
Sub-Series B, 5.00%, 06/01/46	17,315	20,293,872

		26,192,598

Transportation — 16.6%
New Brunswick Parking Authority, Refunding RB, Series B, (AGM, GTD), 3.00%, 09/01/39	2,500	2,627,100
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	2,290	2,568,624
AMT, 5.38%, 01/01/43	7,730	8,657,677
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(d)	6,365	6,407,518
Series A, 5.00%, 06/15/30	2,250	2,669,895
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	6,730	7,965,292
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/35	1,440	1,750,046
Series E, 5.00%, 01/01/45	8,000	9,180,800
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	5,261,560
Series A, (AGM, BHAC), 5.25%, 01/01/29	500	657,695
Series A, (AGM), 5.25%, 01/01/30	4,000	5,364,200
Series B, 5.00%, 01/01/34	2,300	2,847,078
Series B, 5.00%, 01/01/40	5,740	7,032,763
Series G, 5.00%, 01/01/36	5,000	6,162,500
Series G, 4.00%, 01/01/43	3,320	3,767,868
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/47	3,475	4,149,150
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	2,865	3,566,639

		80,636,405

Utilities — 6.3%
Essex County Utilities Authority, Refunding RB, (AGC GTD), 4.13%, 04/01/22	2,000	2,004,560
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	1,140	1,222,160
Series J, (AGM), 3.00%, 12/01/41	1,170	1,251,069
Series J, (AGM), 3.00%, 12/01/42	1,190	1,269,266
Series J, (AGM), 3.00%, 12/01/43	1,220	1,298,104
Series J, (AGM), 3.00%, 12/01/44	1,250	1,327,500
Series J, (AGM), 3.00%, 12/01/45	1,275	1,351,742
Rahway Valley Sewerage Authority, RB, CAB(c)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,932,392
Series A, (NPFGC), 0.00%, 09/01/28	6,600	6,086,784
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,671,683
Series A, (NPFGC), 0.00%, 09/01/33	2,350	1,900,046

		30,315,306

Total Municipal Bonds in New Jersey		577,048,619

New York — 5.6%

Transportation — 5.6%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,173,710
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	1,640	1,943,826
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	2,485	2,829,371
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,496,050

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	$3,110	$3,749,478
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,456,484
Series 223, AMT, 4.00%, 07/15/51	2,960	3,434,607
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	3,090	3,964,995
Consolidated, 212th Series, 4.00%, 09/01/37	2,460	2,926,613

Total Municipal Bonds in New York		26,975,134

Pennsylvania — 2.5%

Transportation — 2.5%
Delaware River Port Authority, RB 5.00%, 01/01/29	2,000	2,242,380
5.00%, 01/01/37	8,830	9,852,161

Total Municipal Bonds in Pennsylvania		12,094,541

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	583	647,229
Series A-1, Restructured, 5.00%, 07/01/58	3,462	3,889,245
Series A-2, Restructured, 4.33%, 07/01/40	11,732	12,823,311
Series A-2, Restructured, 4.78%, 07/01/58	878	977,434
Series B-1, Restructured, 4.75%, 07/01/53	638	706,489
Series B-2, Restructured, 4.78%, 07/01/58	618	685,807
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	7,564	2,385,005

Total Municipal Bonds in Puerto Rico		22,114,520

Total Municipal Bonds — 132.0% (Cost: $577,637,316)		639,465,288

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 21.3%

County/City/Special District/School District — 6.0%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	3,120	3,718,822
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	7,573	7,613,225
Series A, AMT, 5.25%, 12/01/31	17,300	17,778,518

		29,110,565

Education — 7.2%
New Jersey Economic Development Authority, Refunding RB(g)
AMT, 3.00%, 08/01/41	9,749	9,889,313
AMT, 3.00%, 08/01/43	14,021	14,222,832
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(d)	10,000	10,961,100

		35,073,245

Health — 1.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	6,133	6,793,339

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 4.7%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	$12,460	$15,364,176
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(g)	6,698	7,255,192

		22,619,368

Transportation — 2.0%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(d)(g)	9,300	9,821,637

Total Municipal Bonds in New Jersey		103,418,154

New York — 2.1%

Transportation — 2.1%
Port Authority of New York & New Jersey, Refunding ARB, AMT, Consolidated, 169th Series, 5.00%, 10/15/41	10,000	10,200,200

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.4% (Cost: $107,776,928)		113,618,354

Total Long-Term Investments — 155.4% (Cost: $685,414,244)		753,083,642

	Shares

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	21,515,519	21,519,822

Total Short-Term Securities — 4.5% (Cost: $21,519,822)		21,519,822

Total Investments — 159.9% (Cost: $706,934,066)		774,603,464

Other Assets Less Liabilities — 1.6%		8,168,519

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.7)%.		(61,563,212)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.8)%.		(236,681,118)

Net Assets Applicable to Common Shares — 100.0%		$484,527,653

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $24,100,690.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$871,428	$20,648,134	(a)	$—	$625	$(365)	$21,519,822	21,515,519	$140	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note.	175	06/21/21	$23,122	$(26,222)
U.S. Long Treasury Bond	53	06/21/21	8,338	(35,241)

				$(61,463)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$639,465,288	$—	$639,465,288
Municipal Bonds Transferred to Tender Option Bond Trusts	—	113,618,354	—	113,618,354
Short-Term Securities
Money Market Funds	21,519,822	—	—	21,519,822

	$21,519,822	$753,083,642	$—	$774,603,464

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(61,463)	$—	$—		$(61,463)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$ (61,534,134)	$—	$(61,534,134)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$ (298,634,134)	$—	$(298,634,134)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	6